Business Combinations - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date (Detail) - SK m&service Co., Ltd [member] - PS Marketing Corporation [Member]
₩ in Millions
Dec. 31, 2022 KRW (₩)
Considerations paid:
Cash and cash equivalents	₩ 72,859
Assets and liabilities acquired:
Cash and cash equivalents	10,547
Accounts receivable — trade and other, net	76,035
Inventories, net	3,349
Property and equipment, net	27,138
Intangible assets, net	12,462
Goodwill	2,516
Other assets	10,394
Accounts payable — trade and other	(53,894)
Income tax payable	(399)
Lease liabilities	(6,503)
Provisions	(991)
Defined benefit liabilities	(2,739)
Other liabilities	(18,337)
Assets and liabilities acquired	59,578
Deduction of capital surplus and others (I — II)	₩ 13,281